Share-Based Payments - Summary Details of BCE4 (Detail)	12 Months Ended
	Jan. 20, 2019 EUR (€)	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Plan expiration date			12/15/2027	12/05/2027
Number of options granted			8,300	625,200
Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility			43.13%	43.23%
Expected dividends			0.00%	0.00%
BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		0			0	0
Not Later Than One Year [member] | BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)	Jan. 21, 2009
Vesting period (years)	0 years
Plan expiration date	Jan. 20, 2019
Number of options granted	2,411
Share entitlement per BCE4	1500.00%
Exercise price (in euros)	€ 65
Not Later Than One Year [member] | BCE 4 [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE4 (in years)	0
Discount rate	2.71%
Expected dividends	0.00%
Performance conditions	0.00%
Fair value per BCE4 (in euros)	2906.00%
Later Than One Year and Not Later Than Two Years [member] | BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)	Jan. 21, 2009
Vesting period (years)	1 year
Plan expiration date	Jan. 20, 2019
Number of options granted	1,340
Share entitlement per BCE4	1500.00%
Exercise price (in euros)	€ 65
Later Than One Year and Not Later Than Two Years [member] | BCE 4 [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE4 (in years)	0
Discount rate	2.71%
Expected dividends	0.00%
Performance conditions	0.00%
Fair value per BCE4 (in euros)	3033.00%
Later Than Two Years and Not Later Than Three Years [member] | BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)	Jan. 21, 2009
Vesting period (years)	2 years
Plan expiration date	Jan. 20, 2019
Number of options granted	536
Share entitlement per BCE4	1500.00%
Exercise price (in euros)	€ 65
Later Than Two Years and Not Later Than Three Years [member] | BCE 4 [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE4 (in years)	0
Discount rate	2.98%
Expected dividends	0.00%
Performance conditions	0.00%
Fair value per BCE4 (in euros)	3190.00%
Later Than Three Years and Not Later Than Four Years [member] | BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)	Jan. 21, 2009
Vesting period (years)	3 years
Plan expiration date	Jan. 20, 2019
Number of options granted	536
Share entitlement per BCE4	1500.00%
Exercise price (in euros)	€ 65
Later Than Three Years and Not Later Than Four Years [member] | BCE 4 [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE4 (in years)	0
Discount rate	2.98%
Expected dividends	0.00%
Performance conditions	0.00%
Fair value per BCE4 (in euros)	3306.00%
Later Than Four Years and Not Later Than Five Years [member] | BCE 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grant (Board of Directors)	Jan. 21, 2009
Vesting period (years)	4 years
Plan expiration date	Jan. 20, 2019
Number of options granted	535
Share entitlement per BCE4	1500.00%
Exercise price (in euros)	€ 65
Later Than Four Years and Not Later Than Five Years [member] | BCE 4 [Member] | Black and Scholes Method [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date share fair value (in euros)	€ 70
Expected volatility	40.00%
Average life of BCE4 (in years)	0
Discount rate	3.11%
Expected dividends	0.00%
Performance conditions	0.00%
Fair value per BCE4 (in euros)	3435.00%